Vessels Under Construction (Details) - Vessels Under Construction	12 Months Ended
Dec. 31, 2022 USD ($)
Vessels, Net
Beginning balance	$ 18,193,257
Additions	178,459,120
Transfers during the year to vessels, net	$ (196,652,377)